Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

10.Income taxes

No benefit (provision) has been recognized for the years ended December 31, 2022 and 2021. The United States and Canada components of net loss for the years ended December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
United States	$22,300,354	$28,838,629
Canada	6,413,177	7,113,397
Total	$28,713,531	$35,952,026

The benefit (provision) for income taxes reported differs from the amount computed by applying the applicable income tax rates to the loss before the tax provision due to the following:

	December 31,
	2022	2021
Income tax benefit computed at statutory rate of 21%	$(6,029,842)	$(7,549,925)
State tax, net of federal tax benefit	(875,304)	(1,846,137)
Difference in foreign tax rates	(1,027,801)	(1,920,617)
Change in state tax rate	1,016,106	979,799
Deferred tax adjustments	(94,128)	2,320,679
Change in valuation allowance	6,542,458	6,190,063
Non-deductible tax items:
(Gain) loss on derivative liability	(26,742)	(209,005)
Share based compensation	726,601	2,010,440
Equity Finance Costs	(251,259)	—
Other	19,911	24,703
Income tax provision (benefit)	$—	$—

The significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2022	2021
Net operating loss carryforward – U.S.	$41,589,845	$37,457,055
Net operating loss carryforward – CAD	9,948,259	8,641,690
Buildings and equipment	453,716	480,916
Mineral interest and properties	37,045,201	35,889,391
Financing costs	573,432	824,691
Environmental obligation	2,651,486	2,584,281
Other	440,276	532,992
Deferred tax assets	92,702,215	86,411,016
Less valuation allowance	(92,702,215)	(86,411,016)
Net deferred tax assets	$—	$—

The Company records a valuation allowance if, based on the weight of all available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company has determined that a full valuation allowance is necessary against its net deferred tax assets based on the weight of all available evidence. The resulting valuation allowance recorded against the net deferred tax assets of the Company is approximately $92.7 million and $86.4 million as of December 31, 2022 and 2021, respectively. At December 31, 2022, approximately $573,000 of the allowance balance relates to future tax benefits that will be credited directly to equity once it is recognized. The changes in the valuation allowance for the years ended December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Valuation allowance on deferred tax assets, beginning of year	$(86,411,016)	$(84,812,836)
Change related to:
Valuation allowance movement recognized in continuing operations	(6,542,458)	(6,190,063)
Valuation allowance movement recognized in equity	(251,259)	4,591,883
Valuation allowance on deferred tax assets, end of year	$(92,702,215)	$(86,411,016)

As of December 31, 2022, the Company has U.S. loss carryforwards of approximately $89.3 million that expire in 2029 through 2037 and approximately $82.5 million with no expiration but which are subject to an 80% limitation upon utilization. The Company has state net operating loss carryforwards of approximately $116.4 million that expire in 2032 through 2042 and Canadian loss carryforwards of approximately $36.8 million that expire in 2032 through 2042 available to reduce future years’ income for tax purposes. The deferred tax asset table above reflects the tax-effected balances of the Company’s net operating loss carryforwards using a 25.74% rate for U.S.-based carryforwards and 27.00% rate for Canada-based carryforwards. Our utilization of U.S. net operating loss carryforwards may be subject to annual limitations under Section 382 of the Code due to changes in control that may have occurred as a result of recent capital transactions.

In 2022, the Company evaluated its tax positions for years which remain subject to examination by major tax jurisdictions and as a result concluded no adjustment was necessary. The Company files income tax returns in the U.S. and Canada federal jurisdictions, the state of Idaho jurisdiction, and the province of British Columbia jurisdiction. The Company had no unrecognized tax benefits as of December 31, 2022 and 2021. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in its income tax provision. U.S. tax returns for the years 2019 to 2021 and Canadian tax returns for the years 2018 to 2021 remain subject to examination but there are currently no ongoing exams in any taxing jurisdictions. Tax returns for years prior to 2019 may remain open with respect to net operating loss carryforwards that are utilized in a later year, as tax attributes from prior years can be adjusted during an audit of a later year.